Deferred Costs And Other Intangibles	6 Months Ended
Jun. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs And Other Intangibles

Note 4. Deferred costs and other intangibles

Deferred costs and other intangibles, net, consists of the following as of June 30, 2013 (in thousands):

June 30, 2013
Deferred leasing costs	$5,007
Deferred financing costs	8,273
Intangible assets:
In-place lease values	6,085
Trademark	3,100
Database	2,100

24,565
Less: accumulated amortization	(2,587)

Total	$21,978

Amortization expense related to deferred leasing costs, in-place lease values, trademark and database was approximately $1,907,000 for the three and six months ended June 30, 2013, which has been included in depreciation and amortization. Amortization of deferred financing costs was $666,000 and $852,000 for the three and six months ended June 30, 2013, which has been included in gross interest, prior to interest capitalization (see Note 5).

The following table sets forth the estimated annual amortization expense related to deferred costs and other intangibles as of June 30, 2013 for future periods (in thousands):

Year	Deferred Leasing Costs	Deferred Financing Costs	In-place Lease Values	Trademark	Database
Remaining 2013	$1,863	$2,047	$3,042	$211	$133
2014	1,863	1,995	2,725	658	299
2015	—	1,548	—	658	299
2016	—	1,548	—	660	300
2017	—	284	—	658	299
Thereafter	—	—	—	135	753

Total	$3,726	$7,422	$5,767	$2,980	$2,083